Goodwill and Other Intangible Assets (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Goodwill and Other Intangible Assets [Line Items]
Impairment losses on goodwill	¥ 33,553	¥ 0	¥ 147,564
Intangible assets subject to amortization acquired	273,108	262,826
Intangible assets not subject to amortization acquired	1,479	3,498
Impairment losses for intangible assets, whose carrying amounts exceeded their fair value	5,151	33,301	21,680
Software
Goodwill and Other Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	¥ 272,410	¥ 262,645
Weighted average amortization periods of intangible assets subject to amortization, years	5 years	6 years
Operating Segments | Global Commercial Banking Business Group and Global Corporate & Investment Banking Business Group | MUAH | Customer business
Goodwill and Other Intangible Assets [Line Items]
Impairment losses on goodwill	¥ 33,553		¥ 147,564